Financial Instruments Risks - Forward Transactions and Foreign Currency Forward (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Foreign Currency Forward Transactions [Abstract]
Foreign currency forward purchases—US$ | $	$ 1,011,403		$ 618,497
Foreign currency forward sales—US$ | $	978,794		620,956
Foreign currency forward sales—Euros | €		€ 6,834		€ 1,804
Foreign currency forward purchases—Euros | €				35
Foreign currency forward - US$ | $	$ 32,609		$ (2,459)
Foreign currency forward - Euros | €		€ 6,834		€ 1,769